UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC           48 Wall Street               New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 95.56%
CLOSED-END FUNDS - 14.98%
CONVERTIBLE SECURITIES - 1.39%
AllianzGI Convertible & Income Fund	39,400	$229,702
AllianzGI Convertible & Income Fund II	260,000	1,372,800
		1,602,502
CORE - 0.54%
General American Investors Company, Inc.	4,800	148,704
Royce Micro-Cap Trust, Inc.	61,400	475,236
		623,940
DEVELOPED MARKET - 0.28%
Aberdeen Australia Equity Fund, Inc.	60,773	325,075

EMERGING MARKETS - 1.63%
Aberdeen Chile Fund, Inc.	39,191	234,362
China Fund, Inc. (The)	44,688	710,986
Morgan Stanley China A Shares, Inc.	34,000	762,960
Turkish Investment Fund, Inc. (The)	19,982	159,856
		1,868,164
ENERGY MLP - 0.40%
ClearBridge Energy MLP Opportunity Fund Inc.	21,100	304,262
ClearBridge Energy MLP Total Return Fund Inc.	11,323	155,691
		459,953
GENERAL BOND - 0.45%
Deutsche Multi-Market Income Trust	38,692	285,934
John Hancock Investors Trust	15,691	228,932
		514,866
GLOBAL - 2.62%
Alpine Global Dynamic Dividend Fund	24,200	206,910
Gabelli Global Utility & Income Trust (The)	14,948	239,915
GDL Fund (The)	49,446	485,560
John Hancock Hedged Equity & Income Fund	15,413	221,793
Lazard World Dividend & Income Fund, Inc.	43,176	393,333
Nuveen Global Equity Income Fund	48,400	493,196
Voya Infrastructure, Industrials and Materials Fund	78,700	964,862
		3,005,569
HIGH CURRENT YIELD (LEVERAGED) - 0.08%
MFS Special Value Trust	17,190	89,904

NATURAL RESOURCES - 1.04%
BlackRock Resources & Commodities Strategy Trust	144,050	1,022,755
Cushing Renaissance Fund (The)	3,208	46,644
First Trust Energy Infrastructure Fund	7,500	119,925
		1,189,324
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.39%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	189,900	2,426,922
Madison Strategic Sector Premium Fund	6,338	67,626
Voya Global Equity Dividend and Premium Opportunity Fund	8,200	56,990
Voya International High Dividend Equity Income Fund	31,011	196,920
		2,748,458

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
PACIFIC EX JAPAN - 0.12%
Aberdeen Greater China Fund, Inc.	15,967	$135,400

REAL ESTATE - 3.56%
Alpine Global Premier Properties Fund	26,108	145,683
CBRE Clarion Global Real Estate Income Fund	99,508	734,369
Cohen & Steers Preferred Securities and Income Fund, Inc.	112,200	1,944,426
Cohen & Steers Quality Income Realty Fund, Inc.	8,000	90,400
Neuberger Berman Real Estate Securities Income Fund Inc.	191,405	882,377
RMR Real Estate Income Fund	16,381	294,694
		4,091,949
SECTOR EQUITY - 0.20%
GAMCO Natural Resources, Gold & Income Trust	40,300	233,337

UTILITY - 0.08%
Duff & Phelps Global Utility Income Fund Inc.	5,800	87,812

VALUE - 0.21%
First Trust Dividend and Income Fund	30,712	240,168

TOTAL CLOSED-END FUNDS		17,216,421

CONSUMER DISCRETIONARY - 10.99%
Amazon.com, Inc. *	2,000	1,023,780
CBS Corporation - Class B	5,000	199,500
Comcast Corporation - Class A	23,012	1,308,923
Comcast Corporation - Special Class A	4,250	243,270
Delphi Automotive PLC	3,000	228,120
Dollar General Corporation	3,000	217,320
D.R. Horton, Inc.	2,500	73,400
Home Depot, Inc. (The)	13,500	1,559,115
Johnson Controls, Inc.	6,500	268,840
L Brands, Inc.	2,000	180,260
Lowe's Companies, Inc.	9,000	620,280
Macy's, Inc.	4,000	205,280
Marriott International, Inc. - Class A	3,000	204,600
Nike, Inc. - Class B	4,000	491,880
O’Reilly Automotive, Inc. *	1,000	250,000
Priceline Group Inc. (The) *	500	618,430
Ross Stores, Inc.	4,000	193,880
Royal Caribbean Cruises Ltd.	2,000	178,180
Starbucks Corporation	14,000	795,760
Time Warner Cable Inc.	2,500	448,425
Time Warner Inc.	7,466	513,288
TJX Companies, Inc. (The)	7,000	499,940
Twenty-First Century Fox, Inc.	2,500	67,675
VF Corporation	4,000	272,840
Viacom Inc. - Class B	4,000	172,600
Walt Disney Company (The)	17,500	1,788,500
		12,624,086

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
CONSUMER STAPLES - 8.22%
Altria Group, Inc.	21,000	$1,142,400
Archer-Daniels-Midland Company	6,000	248,700
Colgate-Palmolive Company	3,000	190,380
Constellation Brands, Inc.	2,500	313,025
Costco Wholesale Corporation	5,000	722,850
CVS Caremark Corporation	13,200	1,273,536
General Mills, Inc.	3,000	168,390
Kimberly-Clark Corporation	2,000	218,080
Kraft Heinz Company (The)	1,000	70,580
Kroger Co. (The)	10,000	360,700
Mondelēz International, Inc. - Class A	12,000	502,440
Monster Beverage Corporation *	2,000	270,280
PepsiCo, Inc.	3,000	282,900
Reynolds American Inc.	14,000	619,780
Sysco Corporation	2,000	77,940
Tyson Foods, Inc.	4,000	172,400
Walgreens Boots Alliance, Inc.	12,000	997,200
Wal-Mart Stores, Inc.	28,000	1,815,520
		9,447,101
ENERGY - 4.09%
Chevron Corporation	4,000	315,520
EOG Resources, Inc.	6,000	436,800
Exxon Mobil Corporation	31,000	2,304,850
Kinder Morgan, Inc.	11,000	304,480
Marathon Petroleum Corporation	5,000	231,650
Phillips 66	6,000	461,040
Schlumberger Limited	4,500	310,365
Valero Energy Corporation	5,500	330,550
		4,695,255
EXCHANGE-TRADED FUNDS - 3.51%
iShares Core S&P 500 ETF	6,000	1,156,260
SPDR S&P 500 ETF Trust	15,000	2,874,450
		4,030,710
FINANCIALS - 13.41%
ACE Limited	4,000	413,600
Allstate Corporation (The)	4,000	232,960
American Express Company	10,000	741,300
American International Group, Inc.	6,000	340,920
American Tower Corporation	4,000	351,920
Ameriprise Financial, Inc.	2,000	218,260
Aon plc	3,500	310,135
BB&T Corporation	5,000	178,000
Berkshire Hathaway Inc. - Class B *	14,000	1,825,600
BlackRock, Inc. - Class A	2,000	594,940
Capital One Financial Corporation	5,500	398,860
Charles Schwab Corporation (The)	13,000	371,280

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
Chubb Corporation (The)	2,000	$245,300
Citigroup Inc.	16,000	793,760
Discover Financial Services	4,000	207,960
Goldman Sachs Group, Inc. (The)	4,000	695,040
Intercontinental Exchange, Inc.	1,000	234,990
JPMorgan Chase & Co.	22,200	1,353,534
Marsh & McLennan Companies, Inc.	5,000	261,100
McGraw Hill Financial, Inc.	3,000	259,500
MetLife, Inc.	6,000	282,900
Moody’s Corporation	2,000	196,400
Morgan Stanley	16,000	504,000
PNC Financial Services Group, Inc. (The)	5,000	446,000
State Street Corporation	4,000	268,840
SunTrust Banks, Inc.	5,000	191,200
Travelers Companies, Inc. (The)	3,000	298,590
T. Rowe Price Group, Inc.	2,500	173,750
U.S. Bancorp	17,000	697,170
Wells Fargo & Company	43,000	2,208,050
Weyerhaeuser Company	4,000	109,360
		15,405,219
HEALTH CARE - 11.53%
Abbott Laboratories	10,000	402,200
AbbVie Inc.	11,000	598,510
Aetna Inc.	3,000	328,230
Alexion Pharmaceuticals, Inc. *	2,000	312,780
Allergan plc *	3,104	843,698
AmerisourceBergen Corporation	2,000	189,980
Amgen Inc.	7,000	968,240
Anthem, Inc.	2,000	280,000
Baxter International Inc.	4,000	131,400
Becton, Dickinson and Co.	2,000	265,320
Biogen Inc. *	3,000	875,430
Cardinal Health, Inc.	4,000	307,280
Celgene Corporation *	7,000	757,190
Cerner Corporation *	4,000	239,840
Cigna Corporation	2,000	270,040
Express Scripts Holding Company *	7,000	566,720
Gilead Sciences, Inc.	2,000	196,380
HCA Holdings, Inc. *	4,000	309,440
Johnson & Johnson	8,500	793,475
McKesson Corporation	3,000	555,090
Merck & Company, Inc.	27,000	1,333,530
Mylan N.V. *	4,000	161,040
Regeneron Pharmaceuticals, Inc. *	1,000	465,140
St. Jude Medical, Inc.	3,000	189,270
Stryker Corporation	4,000	376,400
Thermo Fisher Scientific Inc.	4,000	489,120
UnitedHealth Group Incorporated	9,000	1,044,090
		13,249,833

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
INDUSTRIALS - 8.01%
Boeing Company (The)	6,000	$785,700
CSX Corporation	11,000	295,900
Danaher Corporation	7,000	596,470
Delta Air Lines, Inc.	8,000	358,960
Eaton Corporation plc	5,000	256,500
FedEx Corporation	3,000	431,940
General Dynamics Corporation	3,000	413,850
General Electric Company	28,000	706,160
Honeywell International Inc.	8,000	757,520
Illinois Tool Works Inc.	4,000	329,240
Lockheed Martin Corporation	3,500	725,585
Norfolk Southern Corporation	3,000	229,200
Northrop Grumman Corporation	2,000	331,900
PACCAR Inc	2,000	104,340
Precision Castparts Corporation	1,500	344,565
Raytheon Company	3,000	327,780
Southwest Airlines Co.	7,000	266,280
3M Company	6,000	850,620
Union Pacific Corporation	9,000	795,690
Waste Management, Inc.	6,000	298,860
		9,207,060
INFORMATION TECHNOLOGY - 16.01%
Accenture plc - Class A	2,000	196,520
Adobe Systems Incorporated	4,000	328,880
Apple Inc.	41,000	4,522,300
Automatic Data Processing, Inc.	4,500	361,620
Avago Technologies Limited	1,000	125,010
Cisco Systems, Inc.	40,000	1,050,000
Cognizant Technology Solutions Corporation *	6,000	375,660
eBay Inc. *	4,000	97,760
EMC Corporation	13,000	314,080
Facebook, Inc. *	8,000	719,200
Fiserv, Inc. *	3,000	259,830
Google Inc. - Class A *	1,000	638,370
Google Inc. - Class C *	7,002	4,260,157
Intel Corporation	42,000	1,265,880
MasterCard Incorporated	10,000	901,200
Oracle Corporation	35,700	1,289,484
PayPal Holdings, Inc. *	4,000	124,160
QUALCOMM Incorporated	11,000	591,030
salesforce.com, inc. *	5,000	347,150
Visa Inc. - Class A	9,000	626,940
		18,395,231
MATERIALS - 1.98%
Air Products & Chemicals, Inc.	2,000	255,160
Dow Chemical Company (The)	11,000	466,400
Ecolab Inc.	3,000	329,160
E. I. du Pont de Nemours and Company	4,000	192,800

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2015 (Unaudited)

Description	No. of Shares	Value
International Paper Company	3,300	$124,707
LyondellBasell Industries N.V.	5,000	416,800
PPG Industries, Inc.	3,000	263,070
Sherwin-Williams Company (The)	1,000	222,780
		2,270,877
TELECOMMUNICATION SERVICES - 1.37%
AT&T, Inc.	16,103	524,636
Verizon Communications, Inc.	24,000	1,044,240
		1,568,876
UTILITIES - 1.47%
American Electric Power Company, Inc.	4,000	227,440
Dominion Resources, Inc.	3,000	211,140
Edison International	2,000	126,140
NextEra Energy, Inc.	4,000	390,200
PG&E Corporation	4,000	211,200
PPL Corporation	5,000	164,450
Public Service Enterprises Group, Inc.	4,000	168,640
Xcel Energy Inc.	5,500	194,755
		1,693,965
TOTAL EQUITY SECURITIES (cost - $103,111,558)		109,804,634

SHORT-TERM INVESTMENTS - 4.79%
MONEY MARKET FUNDS - 4.79%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $5,500,981)	5,500,981	5,500,981

TOTAL INVESTMENTS - 100.35% (cost - $108,612,539)		115,305,615

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.35)%		(402,442)

NET ASSETS - 100.00%		$114,903,173

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2015.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2015:

Cost of portfolio investments	$108,664,580
Gross unrealized appreciation	$12,361,594
Gross unrealized depreciation	(5,720,559)
Net unrealized appreciation	$6,641,035

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$109,804,634	$-
Short-Term Investments	5,500,981	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$115,305,615	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2015, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2015.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2015, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on September 1, 2015 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	October 15, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	October 15, 2015

* Print the name and title of each signing officer under his or her signature.